MARKETABLE SECURITIES (Schedule of amortized cost, unrealized gains and losses, and fair value of available-for-sale) (Details) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017
Investment [Line Items]
Fair value	$ 84,209		$ 61,432
Gross unrealized losses	(251)	[1]	(206)	[2]
Gross unrealized gains	10		6
Amortized cost	84,450		61,632
Continuous unrealized losses position for twelve months or longer	149		84
Corporate debentures [Member]
Investment [Line Items]
Fair value	77,538		58,152
Gross unrealized losses	(228)	[1]	(175)	[2]
Gross unrealized gains	8		6
Amortized cost	77,758		58,321
U.S. Agencies debentures [Member]
Investment [Line Items]
Fair value	6,671		3,280
Gross unrealized losses	(23)	[1]	(31)	[2]
Gross unrealized gains	2
Amortized cost	$ 6,692		$ 3,311

[1]	Out of the unrealized losses, an amount of $149 has been in a continuous unrealized loss position for twelve months or longer.
[2]	Out of the unrealized losses, an amount of $84 has been in a continuous unrealized loss position for twelve months or longer.